Other Expenses - Summary of Other Expenses (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of associates [line items]
Cost of operating leases	¥ 23,225	¥ 26,380	¥ 120,412
Cost related to disposal of assets leased			101,218
Cost related to IT solution services and IT systems	84,691	85,872	96,727
Provision for interest repayment	38,344	38,694	47,293
Losses on disposal of property, plant and equipment, and other intangible assets	3,725	1,937	4,596
Impairment losses of property, plant and equipment	10,959	79,947	5,906
Impairment losses of intangible assets	42,846	28,689	66,665
Losses on sale of investments in subsidiaries and associates	680		2,677
Impairment losses of investments in associates and joint ventures	12,537	174,782	50,679
Losses on step acquisition of subsidiaries			25,744
Others	66,872	52,505	53,740
Total other expenses	283,879	488,806	¥ 575,657
The Bank of East Asia, Limited [member]
Disclosure of associates [line items]
Impairment Loss Recognized In Profit Or Loss Investments In Associates And Joint Ventures	¥ 10,391	¥ 133,122